AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.5%
Information Technology – 23.1%
Electronic Equipment, Instruments & Components – 4.1%
Flex Ltd.(a)	22,082	$367,886
Halma PLC	29,019	652,706
Keyence Corp.	1,300	429,728

		1,450,320

IT Services – 4.6%
Accenture PLC - Class A	3,414	878,422
Edenred	16,040	738,975

		1,617,397

Semiconductors & Semiconductor Equipment – 12.2%
ASML Holding NV	2,030	840,986
Infineon Technologies AG	26,129	571,808
MediaTek, Inc.	25,000	431,410
NXP Semiconductors NV	5,940	876,209
STMicroelectronics NV	28,061	872,059
Taiwan Semiconductor Manufacturing Co., Ltd.	55,000	729,047

		4,321,519

Software – 2.2%
Dassault Systemes SE	22,705	783,891

		8,173,127

Financials – 22.2%
Banks – 9.9%
Bank Mandiri Persero Tbk PT	1,324,500	813,296
Erste Group Bank AG	33,371	731,565
HDFC Bank Ltd.	61,298	1,062,541
Svenska Handelsbanken AB - Class A	106,044	870,514

		3,477,916

Capital Markets – 7.4%
Deutsche Boerse AG	4,754	779,308
London Stock Exchange Group PLC	9,952	840,435
Partners Group Holding AG	1,237	995,518

		2,615,261

Insurance – 4.9%
Aflac, Inc.	14,855	834,851
AIA Group Ltd.	77,800	647,755
Prudential PLC	25,003	244,720

		1,727,326

		7,820,503

Health Care – 20.5%
Biotechnology – 1.7%
Abcam PLC(a)	38,996	582,278

Health Care Equipment & Supplies – 7.2%
Alcon, Inc.	11,990	696,445
ConvaTec Group PLC(b)	176,832	401,863
Koninklijke Philips NV(c)	36,039	554,874
STERIS PLC	5,410	899,575

		2,552,757

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.5%
Apollo Hospitals Enterprise Ltd.	16,399	$875,520

Life Sciences Tools & Services – 6.5%
Danaher Corp.	3,491	901,690
Gerresheimer AG	6,994	341,488
ICON PLC(a)	2,260	415,343
Tecan Group AG (REG)(a)	1,882	645,609

		2,304,130

Pharmaceuticals – 2.6%
Roche Holding AG (Genusschein)	2,865	932,651

		7,247,336

Industrials – 7.9%
Commercial Services & Supplies – 2.1%
TOMRA Systems ASA	41,606	734,073

Construction & Engineering – 1.7%
WSP Global, Inc.	5,520	607,886

Machinery – 3.2%
Husqvarna AB - Class B	54,503	302,131
SMC Corp.	2,000	813,941

		1,116,072

Professional Services – 0.9%
Recruit Holdings Co., Ltd.	11,200	322,623

		2,780,654

Consumer Staples – 6.5%
Food Products – 6.5%
Danone SA	13,380	632,677
Kerry Group PLC - Class A	8,000	713,058
Nestle SA (REG)	8,771	948,648

		2,294,383

Materials – 6.5%
Chemicals – 3.1%
Chr Hansen Holding A/S	10,184	501,656
Koninklijke DSM NV	5,132	583,973

		1,085,629

Containers & Packaging – 3.4%
Huhtamaki Oyj	18,925	601,869
Smurfit Kappa Group PLC	21,145	604,730

		1,206,599

		2,292,228

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Neste Oyj	17,053	743,332

Company	Shares	U.S. $ Value

Utilities – 2.1%
Electric Utilities – 2.1%
Orsted AS(b)	9,295	$740,818

Consumer Discretionary – 1.5%
Auto Components – 1.5%
Autoliv, Inc.	7,879	524,978

Communication Services – 1.1%
Diversified Telecommunication Services – 1.1%
Cellnex Telecom SA(b)	12,172	375,464

Total Common Stocks (cost $35,359,631)		32,992,823

SHORT-TERM INVESTMENTS – 8.8%
Investment Companies – 8.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $3,113,568)	3,113,568	3,113,568

Total Investments Before Security Lending Collateral for Securities Loaned – 102.3% (cost $38,473,199)		36,106,391

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $568,620)	568,620	568,620

Total Investments – 103.9% (cost $39,041,819)(g)		36,675,011
Other assets less liabilities – (3.9)%		(1,384,963)

Net Assets – 100.0%		$35,290,048

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	106	CNH	735	10/20/2022	$(2,965)
Bank of America, NA	TWD	11,632	USD	387	10/21/2022	21,881
Bank of America, NA	KRW	262,781	USD	191	10/27/2022	8,074
Bank of America, NA	USD	82	KRW	107,551	10/27/2022	(7,294)
Bank of America, NA	EUR	4,470	USD	4,318	12/08/2022	(83,100)
BNP Paribas SA	CNH	2,694	USD	391	10/20/2022	13,444
BNP Paribas SA	USD	317	CNH	2,162	10/20/2022	(13,655)
Citibank, NA	USD	3,449	CNH	23,258	10/20/2022	(190,999)
Citibank, NA	USD	2,518	CAD	3,247	10/27/2022	(167,370)
Citibank, NA	USD	1,274	KRW	1,672,187	10/27/2022	(112,699)
Goldman Sachs Bank USA	USD	388	CNH	2,617	10/20/2022	(21,529)
Goldman Sachs Bank USA	TWD	2,084	USD	70	10/21/2022	4,564
Goldman Sachs Bank USA	INR	25,386	USD	312	12/21/2022	3,085

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	BRL	3,185	USD	593	10/04/2022	$3,009
JPMorgan Chase Bank	USD	589	BRL	3,185	10/04/2022	1,338
JPMorgan Chase Bank	USD	589	BRL	3,185	11/03/2022	(3,111)
Morgan Stanley Capital Services, Inc.	BRL	3,494	USD	646	10/04/2022	(1,468)
Morgan Stanley Capital Services, Inc.	USD	690	BRL	3,494	10/04/2022	(41,818)
Morgan Stanley Capital Services, Inc.	CNH	1,156	USD	163	10/20/2022	1,018
Morgan Stanley Capital Services, Inc.	KRW	108,092	USD	78	10/27/2022	2,590
Morgan Stanley Capital Services, Inc.	USD	663	GBP	557	11/17/2022	(40,195)
Standard Chartered Bank	BRL	309	USD	59	10/04/2022	2,109
Standard Chartered Bank	USD	57	BRL	309	10/04/2022	130
Standard Chartered Bank	USD	704	TWD	20,935	10/21/2022	(46,420)
State Street Bank & Trust Co.	USD	362	ZAR	5,981	10/13/2022	(32,315)
State Street Bank & Trust Co.	USD	175	ILS	602	10/19/2022	(6,385)
State Street Bank & Trust Co.	AUD	365	USD	244	10/20/2022	10,111
State Street Bank & Trust Co.	CNH	1,514	USD	216	10/20/2022	3,477
State Street Bank & Trust Co.	USD	202	AUD	290	10/20/2022	(16,970)
State Street Bank & Trust Co.	CAD	693	USD	524	10/27/2022	21,924
State Street Bank & Trust Co.	USD	385	CAD	497	10/27/2022	(24,908)
State Street Bank & Trust Co.	GBP	294	USD	337	11/17/2022	8,514
State Street Bank & Trust Co.	USD	201	MXN	4,137	11/18/2022	2,503
State Street Bank & Trust Co.	NOK	4,409	USD	428	12/01/2022	22,495
State Street Bank & Trust Co.	SEK	3,091	USD	284	12/01/2022	4,473
State Street Bank & Trust Co.	JPY	87,356	USD	613	12/02/2022	5,741
State Street Bank & Trust Co.	USD	303	JPY	43,235	12/02/2022	(2,554)
State Street Bank & Trust Co.	CHF	176	USD	183	12/07/2022	3,613
State Street Bank & Trust Co.	USD	374	CHF	362	12/07/2022	(4,450)
State Street Bank & Trust Co.	USD	273	SGD	384	12/07/2022	(5,923)
State Street Bank & Trust Co.	USD	152	EUR	154	12/08/2022	30
UBS AG	USD	1,880	AUD	2,721	10/20/2022	(138,954)
UBS AG	USD	86	KRW	113,354	10/27/2022	(7,434)
UBS AG	USD	3,760	JPY	532,194	12/02/2022	(60,282)
UBS AG	CHF	1,935	USD	1,979	12/07/2022	6,047

						$(882,628)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $1,518,145 or 4.3% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,189,283 and gross unrealized depreciation of investments was $(7,438,719), resulting in net unrealized depreciation of $(3,249,436).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

13.2%	United States
11.7%	Switzerland
8.4%	France
7.5%	United Kingdom
5.5%	Netherlands
5.4%	India
4.8%	Ireland
4.7%	Sweden
4.7%	Germany
4.3%	Japan
3.7%	Finland
3.5%	Denmark
3.2%	Taiwan
10.8%	Other
8.6%	Short-Term Investments

100.0%	Total Investments

1

All data are as of September 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Austria, Canada, Hong Kong, Indonesia, Norway and Spain.

AB Variable Products Series Fund, Inc.

AB Sustainable International Thematic Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,122,517	$6,050,610	$—	$8,173,127
Financials	834,851	6,985,652	—	7,820,503
Health Care	2,216,608	5,030,728	—	7,247,336

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$607,886	$2,172,768		$—	$2,780,654
Consumer Staples	—	2,294,383		—	2,294,383
Materials	—	2,292,228		—	2,292,228
Energy	—	743,332		—	743,332
Utilities	—	740,818		—	740,818
Consumer Discretionary	524,978	—		—	524,978
Communication Services	—	375,464		—	375,464
Short-Term Investments	3,113,568	—		—	3,113,568
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	568,620	—		—	568,620

Total Investments in Securities	9,989,028	26,685,983	(a)	—	36,675,011
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	150,170		—	150,170
Liabilities:
Forward Currency Exchange Contracts	—	(1,032,798)		—	(1,032,798)

Total	$9,989,028	$25,803,355		$—	$35,792,383

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,635	$9,549	$9,070	$3,114	$17
Government Money Market Portfolio*	1,024	5,492	5,947	569	2
Total	$3,659	$15,041	$15,017	$3,683	$19

*	Investments of cash collateral for securities lending transactions.